QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
NET SALES	$ 16,553		$ 16,930		$ 18,495		$ 18,771		$ 18,115		$ 18,231		$ 19,299		$ 18,756		$ 70,749		$ 74,401		$ 73,910
OPERATING INCOME	$ 812	[1]	$ 3,025		$ 3,579		$ 3,633		$ 3,020		$ 3,172		$ 3,892		$ 3,826		$ 11,049		$ 13,910		13,051
GROSS MARGIN	46.60%		47.30%		48.30%		48.10%		46.00%		47.40%		48.60%		48.10%		47.60%		47.50%
NET EARNINGS:
NET EARNINGS FROM CONTINUING OPERATIONS	$ 496	[1]	$ 2,401		$ 2,674		$ 2,716		$ 2,450		$ 2,429		$ 2,955		$ 2,824		$ 8,287		$ 10,658		10,346
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	42		(213)		(276)		(696)		170		207		517		233		(1,143)		1,127		1,056
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 521		$ 2,153		$ 2,372		$ 1,990		$ 2,579		$ 2,609		$ 3,428		$ 3,027		$ 7,036		$ 11,643		$ 11,312
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 0.17	[2]	$ 0.82	[2]	$ 0.92	[2]	$ 0.93	[2]	$ 0.83	[2]	$ 0.83	[2]	$ 1.00	[2]	$ 0.96	[2]	$ 2.84	[2],[3]	$ 3.63	[2],[3]	$ 3.50	[3]
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	0.01	[2]	(0.07)	[2]	(0.10)	[2]	(0.24)	[2]	0.06	[2]	0.07	[2]	0.18	[2]	0.08	[2]	(0.40)	[2],[3]	0.38	[2],[3]	0.36	[3]
Diluted net earnings per common share	$ 0.18	[2]	$ 0.75	[2]	$ 0.82	[2]	$ 0.69	[2]	$ 0.89	[2]	$ 0.90	[2]	$ 1.18	[2]	$ 1.04	[2]	$ 2.44	[2],[3],[4]	$ 4.01	[2],[3],[4]	$ 3.86	[3],[4]
Venezuela Deconsolidation Charge, Before Tax	$ 2,000
Venezuela Deconsolidation Charge, After Tax	$ 2,100

[1]	The Company recorded a one-time Venezuela deconsolidation charge of $2.0 billion before tax ($2.1 billion after tax) in the quarter-ended June 30, 2015. This impact is discussed more fully in Note 1.
[2]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.
[3]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings attributable to Procter & Gamble.
[4]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings/(loss) attributable to Procter & Gamble.